Contingencies and Commitments (Details) $ in Millions		12 Months Ended
	Dec. 10, 2019 CLF	Dec. 31, 2022 CLF shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CLF	Dec. 31, 2022 CLP ($) shares	Dec. 31, 2021 CLP ($)
Contingencies and Commitments (Details) [Line Items]
Provision for legal contingencies (in Pesos) | $					$ 1,790	$ 474
Guarantees maturity date		Jan. 06, 2023	Jan. 06, 2023
Number of shares in santiago stock exchange pledged (in Shares) | shares					1,000,000
Shares of electronic chilean stock exchange (in Shares) | shares		100,000	100,000
Coverage equivalent amount (in Dollars) | $			$ 20,000,000
Guarantee in the amount of benefits		CLF 309,200
Cash guarantee amount (in Dollars) | $			$ 122,494.32
Guarantee ticket price		10,000
Commission for financial market		50,000
Amount of fine reduced	CLF 7,500
Banchile Administradora General de Fondos S.A [Member]
Contingencies and Commitments (Details) [Line Items]
Bank guarantees issued		CLF 20,000		CLF 4,149,200
Guarantees maturity date				Jan. 07, 2022
Banchile Corredores de Bolsa S.A.[Member]
Contingencies and Commitments (Details) [Line Items]
Guarantees maturity date		Apr. 22, 2024	Apr. 22, 2024